Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Prospectus Date	rr_ProspectusDate	Jan. 01, 2016
Supplement [Text Block]	wtt_SupplementTextBlock

WISDOMTREE TRUST

Supplement dated June 30, 2016

to the currently effective

Statutory Prospectus (the “Prospectus”)

and Statement of Additional Information (“SAI”) for the

WisdomTree Managed Futures Strategy Fund

The following information supplements and should be read in conjunction with the Prospectus and SAI listed above for the WisdomTree Managed Futures Strategy Fund (the “Fund”).

All references to “Diversified Trends Indicator Index” are hereby deleted and replaced with “WisdomTree Managed Futures Index.” Additional information regarding the WisdomTree Managed Futures Index is available on www.wisdomtree.com.

All references to the management fee or advisory fee rate of “0.95%” are hereby deleted and replaced with “0.75%”, with the following footnote: “WisdomTree Asset Management, Inc. has contractually agreed to limit the Management Fee to 0.65% through December 31, 2017, unless earlier terminated by the Board of Trustees for any reason at any time.”

The table in the section of the Prospectus entitled “Example” is hereby deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$66	$224	$402	$916

In the section of the Prospectus entitled “Principal Investment Strategies of the Fund,” the last sentence of the first paragraph is hereby deleted and the second and fourth paragraphs are hereby deleted and replaced with the following:

The Benchmark is a rules-based indicator designed to capture rising and falling price trends in the commodity, currency and U.S. Treasury futures markets through long and short positions on U.S. listed futures contracts. The Benchmark consists of U.S. listed futures contracts on sixteen (16) tangible commodities and eight (8) financial futures. The sixteen (16) commodity futures contracts are: light crude oil, natural gas, gasoline, heating oil, soybeans, corn, wheat, gold, silver, copper, live cattle, lean hogs, coffee, cocoa, cotton and sugar. The eight (8) financial futures contracts are: the Australian dollar (“AUD”), British pound sterling (“GBP”), Canadian dollar (“CAD”), Euro (“EUR”), Japanese yen (“JPY”), Swiss franc (“CHF”), 10-year U.S. Treasury note and 30-year U.S. Treasury bond. Each type of commodity futures contract and financial futures contract is sometimes referred to as a “Component” of the Benchmark. The twenty (20) Components with the lowest 36-month rolling volatility are included in the Benchmark. All Components may be long, short or flat, except for Energy futures (i.e., light crude oil, natural gas, gasoline and heating oil), which are held either long or flat. The Components are asset weighted equally prior to the “Composite Momentum Signal” being applied. The “Composite Momentum Signal” for each Component is determined using short, medium and longer-term returns (each, a “Signal”) for the Component, based on its rolling schedule. The three (3) Signals are aggregated within the Benchmark, and if all signals are in the same direction, the Index will include the assigned weight. Otherwise, the Index will include two-thirds of the assigned weight to the Component, with the remaining weight in 3-month U.S. Treasuries. The direction of the trade (i.e., long or short) for each Component will be based on the direction of the majority of the Signals (except Energy Components, which are not held short and the Index will be flat such Energy Components, with the assigned weight of such Energy Components proportionally allocated to the other Components). The Benchmark is reconstituted and rebalanced monthly based on the framework described above.

The Fund’s investments are positioned as either “long” or “short” (with the exception of the Energy Components, which will not be short). To be “long” means to hold or be exposed to a security or instrument with the expectation that its value will increase over time. To be “short” means to sell or be exposed to a security or instrument with the expectation that it will fall in value. The Fund will benefit if it has a long position in a security or instrument that increases in value or a short position in a security or instrument that decreases in value. Conversely, the Fund will be adversely impacted if it holds a long position in a security or instrument that declines in value and a short position in a security or instrument that increases in value. The Fund generally does not make intra-month adjustments to its portfolio or the direction of its long and short positions. Although the Fund seeks returns comparable to the returns of the Benchmark, the Fund may have a higher or lower exposure to any Component within the Benchmark at any time. The Fund will not hold more than 25% of its assets in any one industry. For these purposes, the Components of the Benchmark (e.g., gold, crude oil) will be considered a separate industry. Neither the Fund nor the Benchmark is leveraged.

WisdomTree Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wtt_SupplementTextBlock

WISDOMTREE TRUST

Supplement dated June 30, 2016

to the currently effective

Statutory Prospectus (the “Prospectus”)

and Statement of Additional Information (“SAI”) for the

WisdomTree Managed Futures Strategy Fund

The following information supplements and should be read in conjunction with the Prospectus and SAI listed above for the WisdomTree Managed Futures Strategy Fund (the “Fund”).

All references to “Diversified Trends Indicator Index” are hereby deleted and replaced with “WisdomTree Managed Futures Index.” Additional information regarding the WisdomTree Managed Futures Index is available on www.wisdomtree.com.

All references to the management fee or advisory fee rate of “0.95%” are hereby deleted and replaced with “0.75%”, with the following footnote: “WisdomTree Asset Management, Inc. has contractually agreed to limit the Management Fee to 0.65% through December 31, 2017, unless earlier terminated by the Board of Trustees for any reason at any time.”

The table in the section of the Prospectus entitled “Example” is hereby deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$66	$224	$402	$916

In the section of the Prospectus entitled “Principal Investment Strategies of the Fund,” the last sentence of the first paragraph is hereby deleted and the second and fourth paragraphs are hereby deleted and replaced with the following:

The Benchmark is a rules-based indicator designed to capture rising and falling price trends in the commodity, currency and U.S. Treasury futures markets through long and short positions on U.S. listed futures contracts. The Benchmark consists of U.S. listed futures contracts on sixteen (16) tangible commodities and eight (8) financial futures. The sixteen (16) commodity futures contracts are: light crude oil, natural gas, gasoline, heating oil, soybeans, corn, wheat, gold, silver, copper, live cattle, lean hogs, coffee, cocoa, cotton and sugar. The eight (8) financial futures contracts are: the Australian dollar (“AUD”), British pound sterling (“GBP”), Canadian dollar (“CAD”), Euro (“EUR”), Japanese yen (“JPY”), Swiss franc (“CHF”), 10-year U.S. Treasury note and 30-year U.S. Treasury bond. Each type of commodity futures contract and financial futures contract is sometimes referred to as a “Component” of the Benchmark. The twenty (20) Components with the lowest 36-month rolling volatility are included in the Benchmark. All Components may be long, short or flat, except for Energy futures (i.e., light crude oil, natural gas, gasoline and heating oil), which are held either long or flat. The Components are asset weighted equally prior to the “Composite Momentum Signal” being applied. The “Composite Momentum Signal” for each Component is determined using short, medium and longer-term returns (each, a “Signal”) for the Component, based on its rolling schedule. The three (3) Signals are aggregated within the Benchmark, and if all signals are in the same direction, the Index will include the assigned weight. Otherwise, the Index will include two-thirds of the assigned weight to the Component, with the remaining weight in 3-month U.S. Treasuries. The direction of the trade (i.e., long or short) for each Component will be based on the direction of the majority of the Signals (except Energy Components, which are not held short and the Index will be flat such Energy Components, with the assigned weight of such Energy Components proportionally allocated to the other Components). The Benchmark is reconstituted and rebalanced monthly based on the framework described above.

The Fund’s investments are positioned as either “long” or “short” (with the exception of the Energy Components, which will not be short). To be “long” means to hold or be exposed to a security or instrument with the expectation that its value will increase over time. To be “short” means to sell or be exposed to a security or instrument with the expectation that it will fall in value. The Fund will benefit if it has a long position in a security or instrument that increases in value or a short position in a security or instrument that decreases in value. Conversely, the Fund will be adversely impacted if it holds a long position in a security or instrument that declines in value and a short position in a security or instrument that increases in value. The Fund generally does not make intra-month adjustments to its portfolio or the direction of its long and short positions. Although the Fund seeks returns comparable to the returns of the Benchmark, the Fund may have a higher or lower exposure to any Component within the Benchmark at any time. The Fund will not hold more than 25% of its assets in any one industry. For these purposes, the Components of the Benchmark (e.g., gold, crude oil) will be considered a separate industry. Neither the Fund nor the Benchmark is leveraged.